Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
Net Trade Accounts Receivable Disaggregated by Revenue Source
The Company disaggregates its revenue from contracts with customers by the type of charter (time charters and spot charters). The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at June 30, 2019 and December 31, 2018:

	June 30,	December 31,
	2019	2018
Accounts receivable trade, net from spot charters	1,157	2,332
Accounts receivable trade, net from time charters	582	317
Total	1,739	2,649

Disaggregation of Revenue by Revenue Source
The following table presents the Company’s income statement figures derived from spot charters for the period ended June 30, 2019:

June 30,
2019
Vessel revenues, net of commissions	28,647
Voyage expenses	(19,741)
Total	8,906

The following table presents the Company’s income statement figures derived from time charters for the period ended June 30, 2019:

June 30,
2019
Vessel revenues, net of commissions	6,124
Voyage expenses	(236)
Total	5,888

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2019 and 2018 were:

Customer	2019	2018
A	20%	11%
B	14%	-
C	12%	-
D	10%	28%
E	-	16%
F	-	11%
Total	56%	66%